Lease agreements - Lease liabilities - Undiscounted future cash flows of lease liabilities (Details) € in Millions	Dec. 31, 2021 EUR (€)
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	€ 8,755
Not later than one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	1,546
Later than one year and not later than two years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	1,346
Later than two years and not later than three years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	1,163
Later than three years and not later than four years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	971
Later than four years and not later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	859
Later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	€ 2,871